Share-Based Compensation and Other Related Information - Summary of Options Outstanding (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options outstanding at beginning of period	7,295	10,675
Issued in connection with the acquisition of Exeter		192
Number of options exercised		(27)
Number of options forfeited/expired	(2,398)	(3,545)
Number of options outstanding at ending of period	4,897	7,295
Number of options - exercisable	4,310	5,252
Weighted average exercise price at beginning of period	$ 26.02	$ 28.03
Weighted average exercise price Issued in connection with the acquisition of Exeter		4.32
Weighted average exercise price of exercised		20.27
Weighted average exercise price of forfeited/expired	29.44	30.92
Weighted average exercise price at ending of period	24.35	26.02
Weighted average exercise price - exercisable	$ 24.91	$ 27.39